Consolidated Statement of Stockholders' Equity (Parenthetical) (Unaudited) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Issuance of preferred and common stock net of issuance cost	$ 1,402,831
Interest to common stock, net of conversion costs			$ 29,754
Common Stock [Member]
Net of issuance costs		$ 997,865	$ 1,202,231
Warrant [Member]
Net of issuance costs		312,159
Linco Ln Park
Net of issuance costs		$ 90,924